SCHEDULE OF COST OF SALES (Details) - Yerbae Brands Corp [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Materials	$ 2,709,982	$ 5,832,752
Warehouse rent (non-lease)	181,352	143,325
Cost of goods sold	$ 2,891,334	$ 5,976,077